PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE F - PROPERTY AND EQUIPMENT, NET

Property and equipment include equipment, furniture, and capitalized software. Furniture and equipment are depreciated using the straight-line method over estimated useful lives of three years. Capitalized software costs are amortized straight-line over an estimated useful life ranging from 5 to 10 years.

Property and equipment consists of the following:

	September 30, 2024	December 31, 2023
Equipment	$337,856	$426,000
Furniture	348,754	346,591
Capitalized software	181,423	569,923
Total	868,033	1,342,514
Accumulated depreciation and amortization	(582,728)	(539,957)
Property and equipment, net of accumulated depreciation and amortization	$285,305	$802,557

For the three months ended September 30, 2024 and 2023 depreciation and amortization of property and equipment totaled $49,333 and $185,221, respectively. For the nine months ended September 30, 2024 and 2023 depreciation and amortization of property and equipment totaled $187,411 and $386,691, respectively.

NOTE E – PROPERTY AND EQUIPMENT, NET

Property and equipment include equipment, furniture, and capitalized software. Furniture and equipment are depreciated using the straight-line method over estimated useful lives of three years. Capitalized software costs will be amortized straight-line over an estimated useful life ranging from 5 to 10 years. There was no property and equipment at December 31, 2022.

Property and equipment consisted of the following at December 31, 2023:

December 31,
2023
Equipment	$426,000
Furniture	346,591
Capitalized software	569,923
Total	1,342,514
Accumulated depreciation and amortization	(539,957)
Property and equipment, net of accumulated depreciation and amortization	$802,557

For the year ended December 31, 2023, depreciation and amortization of property and equipment totaled $539,957. There was no depreciation and amortization during the year ended December 31, 2022.